UNITED STATES

	       SECURITIES AND EXCHANGE COMMISSION

		    Washington, D.C.  20549

			   FORM N-CSR

     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		     INVESTMENT COMPANIES

	Investment Company Act file number:  811-9521

		      MANAGERS AMG FUNDS
-----------------------------------------------------------
     (Exact name of registrant as specified in charter)


     800 Connecticut Avenue, Norwalk, Connecticut 06854
-----------------------------------------------------------
    (Address of principal executive offices)  (Zip code)


		    The Managers Funds LLC
     800 Connecticut Avenue, Norwalk, Connecticut 06854
-----------------------------------------------------------
           (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	FEBRUARY 29

Date of reporting period:	MARCH 1, 2003 - FEBRUARY 29, 2004
				(Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
=====================================================================


[AMG Logo Omitted]

Managers AMG Funds

[Systematic Logo Omitted]

Systematic Financial Management, L.P.


			SYSTEMATIC VALUE FUND
			_____________________

			   Annual Report
			 February 29,2004



			SYSTEMATIC VALUE FUND
			   Annual Report

			 February 29,2004

			  TABLE OF CONTENTS



							Begins
							on Page
							-------
Letter to Shareholders					1

Portfolio Managers'Comments and
 Schedule of Portfolio Investments			2

Summary of Industry Weightings and Top Ten Holdings	7

Financial Statements:

Statement of Assets and Liabilities			8
 Fund balance sheet,net asset value (NAV)per share
 computation and cumulative undistributed amount

Statement of Operations					9
 Detail of sources of income,Fund expenses,and realized
 and unrealized gains (losses)during the year

Statement of Changes in Net Assets			10
 Detail of changes in Fund assets for each period

Financial Highlights					11
 Net asset value per share,total return,expense ratios,
 turnover ratio and net assets

Notes to Financial Statements				12
 Accounting and distribution policies,details of
 agreements and transactions with Fund management
 and affiliates

Report of Independent Auditors				16

Trustees and Officers					17


Letter to Shareholders
-------------------------------------


Dear Fellow Shareholder:

The one-year period ending February 29,2004 was an extremely tumultuous year by any standard,and from most perspectives,not one that we should want to repeat. However,happily it has been a very profitable year for most investors as stock markets around the world rebounded from a three-year slump,the economies of many countries displayed solid evidence that they are expanding, and because inflation seemed to remain tame,bond markets provided acceptable returns,particularly in the credit sectors.One reason for this fortuitous trend is that investors,business managers and consumers have become less risk averse,and this is most likely because their perceived risks have been significantly reduced.Although the war in Iraq lingers on,the swift initial success of the invasion without the release of chemical weapons,loss of thousands of lives, destruction of major oil fields or any major terrorist retaliation,was a considerable relief.These were serious risks that weighed on the economy and the financial markets before the war that,while certainly not eliminated,were significantly reduced by mid-year.This trend had important ramifications for the shape and breadth of the market rally. Across both equity and bond markets,the most speculative, riskiest issues tended to perform best.

I am pleased to report that the Systematic Value Fund participated fully in this rally,returning 44.07%for the 12-months ended February 29,2004.The Fund 's primary benchmark, the Russell 1000 Value index,returned 42.30%during the same period.As is related in the following report,much of the Fund 's good relative performance was the result of effective individual security selection,particularly within the Consumer Discretionary,Health Care and Materials sectors. While the sluggish growth in employment has been a key concern throughout the early stages of this economic recovery, consumer spending has remained robust,supported by accommodative fiscal and monetary policies and a lack of inflation.

The following report contains detailed financial statements for the Fund,a listing of all portfolio holdings as of February 29,2004 and a written commentary of the Fund 's performance for the year.As always,we post any news or other pertinent information about the Fund as soon as applicable on our website at www.managersamg.com.Should you have any questions about this report,please feel free to contact us at 1-800-835-3879,or visit the website.Thank you for your investment.



Sincerely,
/s/ Peter M. Lebovitz
---------------------
Peter M.Lebovitz
President
Managers AMG Funds

Systematic Value Fund
Portfolio Managers'Comments
-------------------------------------------------------------
The months leading up to February 29,2004 have confirmed trends indicating the sustainability of the economic recovery.Records are being set again for good news from virtually every economic indicator.Retail,auto and home sales continued their powerful advances amid a low-interest rate,low-inflation environment.In addition,manufacturing is finally posting the most positive data in 20 years and employment levels are stabilizing.These areas are historically the slowest to confirm economic recovery.

The highly-anticipated reversal to positive absolute returns has rewarded those who persevered for the long term.For the year,small cap stocks posted the highest returns,and value outperformed growth.Information Technology,Materials and Financials recorded the best performance,while Telecommunication Services and Health Care lagged in the Russell 1000 Value benchmark.

The Managers AMG Systematic Value Fund returned 44.07%for the year ended February 29,2004,outperforming the Russell 1000 Value Index,which rose 42.30%for the same period.Stock selection was especially strong in the Consumer Discretionary,Health Care and Materials sectors.Overweight positions in the Materials and Information Technology sectors also contributed positively to performance.Stocks with positive earnings surprises and upward estimate revisions outperformed within the Russell 1000 Value. The Fund is overweighted in companies with these attributes,which further enhanced relative returns.

Stock selection in Industrials and Energy detracted from relative performance,as did an underweight position in Financials and an overweighting in Health Care.

The Fund 's weighting increased in the Materials,Industrials and Consumer Discretionary sectors,and declined in Health Care,Utilities,Energy and Telecommunication Services.Changes in sector weights in the Fund are a passive residual result of our bottom-up investment process,based on the degree of attractiveness of individual stocks within each sector.

The Fund 's weighted average market cap is $63.8 billion,slightly larger than the weighted average market cap of the benchmark at $63.2 billion. The Fund is currently overweighted in Industrials,Materials,Consumer Discretionary and Information Technology,reflecting improving economic trends.

Outlook
-------
Estimates for earnings growth in 2004 are very positive,with monetary and fiscal policies still very favorable.Key factors in Systematic's investment process,such as positive earnings surprise and upward earnings revisions in earnings estimates,have traditionally enjoyed compelling returns during periods of recovery similar to the current situation.

---------------------------------------------------------
Systematic Value Fund
Portfolio Managers'Comments (continued)
---------------------------------------------------------


Cumulative Total Return Performance
-----------------------------------
The Fund's cumulative total return is based on the daily change in net asset value (NAV),and assumes that all distributions were reinvested.This chart compares a hypothetical $10,000 investment made in Systematic Value Fund on April 1,2002 to a $10,000 investment made in the Russell 1000 Index for the same time periods.The listed returns for the Fund are net of expenses and the returns for the indices exclude expenses.Total returns would have been lower had certain expenses not been reduced.This chart is not intended to imply any future performance of the Fund.The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares.


		   Value of $10,000 investment


Date			Systematic Value Fund	Russell 1000 Value Index
----			---------------------	------------------------
4/1/2002		$10,000			$10,000
2/28/2003		  8,090			  7,734
3/29/2004		 11,160			 11,060




Average Annualized
Total Returns 				Since
			One Year 	Inception*
Systematic Value Fund 	 44.07%		8.48%
Russell 1000 Value Index 42.30%		5.14%




*Commencement of operations was April 1,2002.

Past performance is not indicative of future results. For current performance,which may be lower or higher than that reported,visit our website at www.managersamg.com or call 800-835-3879.The investment return and the principal value on an investment will fluctuate so that an investor 's shares,when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------
Systematic Value Fund Schedule of Portfolio Investments
February 29, 2004
-------------------------------------------------------


Common Stocks -98.1%			Shares		Values
Consumer Discretionary -14.2%		------		------
Black &Decker Corp.			6,300 (1) 	$324,702
Ford Motor Co.				6,400 (1)	  88,000
Gap,Inc.,The 				7,000 (1)	 145,600
Getty Images,Inc.*			2,000 (1)	 101,920
Hasbro,Inc.				6,700		 146,529
Kohl 's Corp.*				1,400		  72,100
Limited Brands,Inc.			7,800		 154,050
May Department Stores,Inc.		5,200 (1)	 183,144
McDonald 's Corp.			8,900		 251,870
MGM Grand,Inc.*				2,700		 117,585
RadioShack Corp.			4,100		 141,696
Staples,Inc.*				4,200		 110,124
The Walt Disney Co.			5,000 (1)	 132,650
Time Warner Co.,Inc.*			4,700 (1)	  81,075
						      ----------
Total Consumer Discretionary			       2,051,045
						      ----------
Consumer Staples -6.1%
Altria Group,Inc.			3,600 (1)	 207,180
Coca-Cola Enterprises,Inc.		4,100 (1)	  95,571
Costco Wholesale Corp.*			3,400		 132,362
CVS Corp.				3,900		 146,250
Kimberly-Clark Corp.			3,600		 232,848
Procter &Gamble Co.			  700		  71,757
						      ----------
Total Consumer Staples 					 885,968
						      ----------
Energy -8.3%
Chesapeake Energy Corp.			7,900		 101,278
ChevronTexaco Corp.			3,300 		 291,555
ConocoPhillips Co.			2,300		 158,401
Exxon Mobil Corp.			8,600		 362,662
Marathon Oil Corp.			3,200 (1)	 112,448
Nabors Industries,Ltd.*			3,500 (1)	 165,725
						      ----------
Total Energy 					       1,192,069
						      ----------
Financials -30.2%
American Express Co.			1,700 (1)	  90,814
American International Group,Inc.	3,100		 229,400
Bank of America Corp.			5,500 (1)	 450,560
Bear Stearns Co.,Inc.,The 		1,700		 149,328
Citigroup,Inc.				12,400		 623,224
Fannie Mae Co.				1,300		  97,370
Friedman,Billings,Ramsey Group,Inc.	9,100		 242,242
Goldman Sachs Group,Inc.		1,500		 158,805
GreenPoint Financial Corp.		2,800		 122,136
JPMorgan Chase & Co.			10,600		 434,812
Lincoln National Corp.			2,299 (1)	 106,742



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------
Systematic Value Fund
Schedule of Portfolio Investments
(continued)
-------------------------------------------------------



					Shares		Values
Financials (continued)			------		------
MBNA Corp.				6,500 		$177,645
Merrill Lynch &Co.,Inc.			3,900		 238,719
MGIC Investment Corp.			1,500 (1)	  99,270
Morgan Stanley Co.			2,700		 161,352
National City Corp.			3,600 (1)	 128,520
Safeco Corp.				1,600 (1)	  72,000
Sovereign Bancorp,Inc.			12,600		 279,090
State Street Corp.			2,400 (1)	 128,952
Wachovia Corp.				7,700		 369,369
						      ----------
Total Financials				       4,360,350
						      ----------
Health Care -4.2%
Anthem,Inc.*				1,400 (1)	 120,330
PacifiCare Health Systems,Inc.*		3,200 (1)	 114,240
Pfizer,Inc.				6,100		 223,565
Quest Diagnostics,Inc.*			1,300 (1)	 107,731
UnitedHealth Group,Inc.			  600		  37,200
						      ----------
Total Health Care 					 603,066
						      ----------
Industrials -8.8%
AMR Corp.*				11,300 (1)	 171,760
Emerson Electric Co.			 2,600		 162,448
General Electric Co.			 5,100		 165,852
Goodrich Corp.				 2,200		  64,878
Lockheed Martin Corp.			 2,900 (1)	 134,212
Pall Corp.				 6,200		 162,254
SPX Corp.*				 2,000 (1)	  84,000
Textron,Inc.				 3,400		 188,156
United Technologies Corp.		 1,500		 138,165
						      ----------
Total Industrials 				       1,271,725
						      ----------
Information Technology -11.1%
Agere Systems Inc.*			34,400 (1)	 133,472
Amdocs,Ltd.*				10,400		 289,952
Andrew Corp.*				 4,500 (1)	  80,190
Autodesk,Inc.				   700 		  20,055
Check Point Software Technologies Ltd.*	 3,100		  71,362
Corning,Inc.*				22,000 (1)	 276,100
Intel Corp.				 4,800		 140,304
International Business Machines Corp.	   900		  86,850
Lucent Technologies Inc.*		19,000 (1)	  79,610
Maxtor Corp.*				 4,800 (1)	  49,200
Microsoft Corp.				 4,500		 119,250
Polycom,Inc.*				 1,900		  41,933
Siebel Systems,Inc.*			 8,400		 109,704
Teradyne,Inc.*				 4,300 (1)	 105,995
						      ----------
Total Information Technology 			       1,603,977
						      ----------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------
Systematic Value Fund Schedule of Portfolio Investments
(continued)
-------------------------------------------------------


					Value 		Shares
Materials - 7.5%			-----		------
Alcoa,Inc.				8,000 (1)	$299,760
E.I.du Pont de Nemours &Co.,Inc.	2,600 		 117,234
International Steel Group,Inc.		4,500		 176,445
Monsanto Co.				3,100		 102,424
Newmont Mining Corp.			1,500 (1)	  65,175
Phelps Dodge Corp.*			1,800		 155,268
Rohm &Haas Co.				4,000		 159,000
						      ----------
Total Materials 				       1,075,306
						      ----------
Telecommunication Services -4.1%
BellSouth Corp.				10,300		 283,868
Verizon Communications,Inc.		 7,900		 302,807
						      ----------
Total Telecommunication Services 			 586,675
						      ----------
Utilities -3.6%
AES Corp.*				 9,300		  84,258
Exelon Corp.				 2,500		 167,850
FPL Group Inc.				 2,000 (1)	 131,300
Questar Corp.				 3,900		 139,815
						      ----------
Total Utilities						 523,223
						      ----------
Total Common Stocks (cost $12,264,011)		      14,153,404
						      ----------
Other Investment Companies -28.2% (2)
Bank of New York Institutional Cash
Reserves Fund, 1.14% (3)	     3,726,578	       3,726,578
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 0.93%	352,501 	 352,501
Total Other Investment
 Companies (cost $4,079,079) 			       4,079,079
						      ----------
Total Investments -126.3 % (cost $16,343,089)	      18,232,483
						      ----------
Other Assets,less Liabilities -(26.3)%		      (3,799,978)
						      ----------
Net Assets -100.0%				     $14,432,505
						      ----------

Note: Based on the cost of investments of $16,345,687 for Federal income tax purposes at February 29,2004,the aggregate gross unrealized appreciation and depreciation were $1,987,089 and $100,293,respectively,resulting in net unrealized appreciation of investments of $1,886,796.

*Non-income-producing securities.

(1) Some of these shares,amounting to a market value of $3,572,516,or 24.8% of net assets,were out on loan to various brokers.

(2) Yields shown for these investment companies represent the February 29, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------
Systematic Value Fund
Portfolio Summary Information
-----------------------------------------------------


						Percentage of
				Percentage of	Russell 1000
Major Sectors			Net Assets	Value Index
-------------			-------------	--------------
Financials			   30.2%	   35.8%
Consumer Discretionary		   14.2		   11.6
Information Technology		   11.1		    7.0
Industrials			    8.8		    7.4
Energy				    8.3		   10.2
Materials			    7.5		    4.9
Consumer Staples		    6.1		    7.4
Health Care			    4.2		    3.8
Telecommunication Services	    4.1		    5.7
Utilities			    3.6		    6.2
Other				    1.9		    0.0



					Percentage of
Security Name				Net Assets
-------------				----------
Citigroup,Inc.*				4.3 %
Bank of America Corp.*			3.1
JPMorgan Chase & Co.*			3.0
Wachovia Corp.*				2.6
Exxon Mobil Corp.*			2.5
Black &Decker Corp.			2.3
Verizon Communications,Inc.		2.1
Alcoa,Inc.*				2.1
ChevronTexaco Corp.			2.0
Amdocs,Ltd.				2.0
Top Ten as a Group 			26.0 %

*Top Ten Holding at August 31,2003


-----------------------------------------------------
Systematic Value Fund Statement of Assets and
Liabilities
February 29, 2004
-----------------------------------------------------

Assets:
-------
Investments at value				$18,232,483
Receivable for investments sold			    155,624
Receivable for Fund shares sold			      5,053
Dividends,interest and other receivables	     22,747
Prepaid expenses				      1,479
						-----------
Total assets					 18,417,386
						-----------
Liabilities:
------------
Payable for investments purchased		    228,011
Payable upon return of securities loaned	  3,726,578

Accrued expenses:
  Investment advisory and management fees	      2,738
  Professional fees 				     15,902
  Custodian fees 				      6,302
  Transfer agent fees 				      4,200
  Other 					      1,150
						-----------
Total liabilities				  3,984,881
						-----------

Net Assets					$14,432,505
						===========

Shares outstanding				  1,293,494
						-----------
Net asset value,offering and redemption
  price per share (Institutional Class)		$     11.16
						===========
Net Assets Represent:
---------------------
Paid-in capital					$11,479,024
Undistributed net investment income		     33,666
Accumulated net realized gain from
investments					  1,030,421
Net unrealized appreciation of investments	  1,889,394
						-----------
Net Assets					 14,432,505
						===========

Investments at cost 				$16,343,089
						-----------


The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------
Systematic Value Fund
Statement of Operations
For the fiscal year ended February 29, 2004
-----------------------------------------------------



Investment Income
-----------------
Dividend income				$ 210,121
Interest income				    3,369
Securities lending fees			    1,350
					---------
	Total investment income		  214,840
					---------
Expenses
--------
Investment advisory and management fees	   81,024
Transfer agent fees			   23,893
Professional fees			   23,509
Custodian fees				   23,226
Registration fees			    1,885
Miscellaneous				    3,533
					---------
	Total expenses before offsets	  157,070
					---------
Less: Expense reimbursements		  (52,733)
					---------
Net expenses				  104,337
					---------
Net investment income			  110,503
					---------

Net Realized and Unrealized Gain:
---------------------------------
Net realized gain on investments	1,798,141

Net unrealized appreciation of
	investments			2,106,266
					---------
Net realized and unrealized gain 	3,904,407
					---------
Net Increase in Net Assets
	Resulting from Operations	4,014,910
					=========

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
Systematic Value Fund Statement of Changes in Net Assets
---------------------------------------------------------


				For the fiscal		For the fiscal
				year ended		period* ended
				February 29, 2004	February 28, 2003
				-----------------	-----------------


Increase (Decrease) in Net
Assets From Operations
--------------------------
Net investment income		$  110,503		$  32,619
Net realized gain (loss)
on investments			 1,798,141		 (207,316)
Net Unrealized appreciation
(depreciation) of investments	 2,106,266		 (216,872)
				-----------		----------
Net increase (decrease) in net
assets resulting from operations 4,014,910		 (391,569)
				-----------		----------

Distributions to Shareholders
-----------------------------
From net investment income	   (90,388)		  (19,068)
From net realized gain
 on investments			  (560,404)		     -
				-----------		----------
Total distributions to
   shareholders		 	  (650,792)		  (19,068)
				-----------		----------

From Capital Share Transactions:
--------------------------------
Proceeds from the sale of
 shares			  	 4,995,596		8,730,859
Reinvestment of dividends and
 distributions		    	   512,845		   19,068
Cost of shares repurchased	(2,147,141)		 (632,203)
				-----------		----------
Net increase from capital share
  transactions		  	 3,361,300		8,117,724
				-----------		----------
Total increase in net assets	 6,725,418		7,707,087
				-----------		----------
Net Assets
-----------
Beginning of period	  	 7,707,087		      -
				-----------		----------
End of period		       $14,432,505		$7,707,087
			       ============		==========

End of period undistributed
net investment income		    $33,666		   $13,551
				-----------		----------
Share Transactions
------------------
Sale of shares		    	    492,278		 1,020,673
Shares issued in connection
 with reinvestment of
 dividends and distributions  	     48,610		     2,248
Shares repurchased		   (199,869)		   (70,446)
				-----------		----------
Net increase in shares		    341,019		   952,475
				-----------		----------


* Commencement of operations was April 1, 2002.


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
Systematic Value Fund Financial Highlights
For a share outstanding throughout each period
---------------------------------------------------------


					For the fiscal		From April 1, 2002*
					year ended		to February 28, 2003
					February 29, 2004	--------------------
					-----------------

Net Asset Value, Beginning of Period		$8.09			$10.00
					     =========		      =========
Income from Investment Operations
---------------------------------
Net investment income				 0.08			  0.03
Net realized and unrealized gain (loss)
on investments					 3.46			 (1.92)
					       -------			-------
Total from investment operations		 3.54			 (1.89)
					       -------			-------
Less Distributions to Shareholders from:
----------------------------------------
Net investment income				(0.07)			 (0.02)
Net realized gain on investments		(0.40)			    -
					       -------			 -------
Total distributions to shareholders		(0.47)			 (0.02)
					       -------			 -------
Net Asset Value, End of Period			$11.16			 $8.09
					      ========		       =========

Total Return (a)				44.07%		       (18.91)% (b)

Ratio of net expenses to average net assets	 0.90%			  0.90% (c)

Ratio of net investment income to average net
  assets (a)					 0.95%			  0.86% (c)

Portfolio turnover 				  132%			   119% (b)

Net assets at end of period (000's omitted)	$14,433			$7,707

Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets	  1.35%			   2.20% (c)
Ratio of net investment income (loss)
  to average net assets			  	  0.50%			 (0.40)% (c)


*Commencement of operations.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.

(b) Not annualized.

(c) Annualized.

(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements)

------------------------------------------------------
Notes to Financial Statements

February 29, 2004
------------------------------------------------------


(1) Summary of Significant Accounting Policies
Managers AMG Funds (the "Trust") is a open-end management investment company,organized as a Massachusetts business trust,and registered under the Investment Company Act of 1940,as amended (the "1940 Act").Currently,the
Trust is comprised of a number of different funds,each having distinct investment management objectives,strategies, risks and policies.Included in this report is an equity fund, the Systematic Value Fund (the "Fund ").

Currently,the Fund has registered Institutional and Investor Class shares.However,only the Institutional Class shares are currently offered. The Institutional
Class shares (with a minimum investment of $1,000,000)are designed primarily for institutional investors that meet certain administrative and servicing criteria.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
Equity securities traded on a domestic securities exchange are valued at the last quoted sale price,or,lacking any sales,at the last quoted bid price.Over-the-counter securities are valued at the Nasdaq Official Closing Price,if one is available. Lacking any sales,over-the-counter securities are valued at the last quoted bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end-of-day net asset value per share.Securities and other instruments for which market quotations are not readily available are valued at fair value,as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)Security Transactions
Security transactions are accounted for as of trade date.Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)Investment Income and Expenses
Dividend income is recorded on the ex-dividend date.Interest income, which includes amortization of premium and accretion of discount on debt securities,is accrued as earned.Non-cash dividends included in dividend income,if any,are reported at the fair market value of the securities received.Other income and expenses are recorded on an accrual basis.Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust and,in some

------------------------------------------------------
Notes to Financial Statements
(continued)
------------------------------------------------------

cases,other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a "balance credit " arrangement with the Bank of New York ("BNY "), the Fund's custodian bank, whereby the Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund.
For the fiscal year ended February 29, 2004, the Fund's custodian expense was not reduced.

(d) Dividends and Distributions
Dividends resulting from net investment income, if any,normally will be declared and paid annually in December. Distributions of capital gains,if any,will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid during fiscal 2004 and 2003 were as follows:



					2004		2003
					----------------------------
Distribution paid from:
Ordinary income				$  90,388	$19,068
Short-term capital gains		  556,232	   -
Long-term capital gains			    4,172	   -
					$ 650,792	$19,068
As a % of distributions paid:
Qualified ordinary income		     100%	   -
Ordinary income - dividends
received deduction			     9.86%	 100.00%
Qualified long-term capital gains	     100%	   -



As of February 29,2004,the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:


Undistributed ordinary income	$  33,666
Undistributed short-term
 capital gains			  692,799
Undistributed long-term
 capital gains			  340,220


(e) Federal Taxes
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

----------------------------------------------------------
Notes to Financial Statements (continued)
----------------------------------------------------------
(f) Capital Loss Carryovers
At February 29, 2004, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

(g) Capital Stock
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At February 29, 2004, one shareholder held 15% of the outstanding shares of the Fund.



(2) Agreements and Transactions with Affiliates
The Fund has entered into an Investment Management
Agreement under which The Managers Funds LLC (the
"Investment Manager"), a subsidiary of Affiliated
Managers Group,Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors,Inc.("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Systematic Financial
Management,L.P.("Systematic"),which serves pursuant to a
Subadvisory Agreement by and between the Investment
Manager and Systematic with respect to the Fund. AMG indirectly owns a majority interest in Systematic. Certain
Trustees and Officers of the Fund are Officers and/or
Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management
Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets. The Investment Manager,in turn,pays
Systematic 0.70%of the average daily net assets of the Fund for its services as subadvisor.Under the Investment Management Agreement with the Fund,the
Investment Manager provides a variety of administrative services to the Fund.The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed,through at least July 1,2004, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses exceed 0.90% of the Fund's average daily net assets.The Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund 's total operating expenses in any such year to exceed 0.90%

----------------------------------------------------------
Notes to Financial Statements (continued)
----------------------------------------------------------
of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager,Systematic from time to time may waive all or a portion of its fee.In such an event,the Investment Manager will,subject to certain conditions,waive an equal amount of the management fee. For the fiscal year ended February 29,2004,the Investment Manager reimbursed the Fund $52,733.At February 29,2004,the cumulative amount of reimbursement to the Fund was $102,137.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000.The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3)Purchases and Sales of Securities
Purchases and sales of securities,excluding short-term securities,for the fiscal year ended February 29,2004,were
$17,327,029 and $14,703,846,respectively. There were no purchases or sales of U.S.Government securities for the Fund.

(4)Portfolio Securities Loaned
The Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers.Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value plus interest,if applicable, of the investments on loan.Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY.Earnings of such temporary cash investments are divided between BNY,as a fee for its services under the program,and the Fund according to agreed-upon rates.

(5)Commitments and Contingencies
In the normal course of business,the Fund may enter into contracts and agreements that contain a variety of representations and warranties,which provide general indemnifications.The maximum exposure to the Fund under these arrangements is unknown,as this would involve future claims that may be against the Fund that have not yet occurred. However,based on experience,the Fund expects the risk of loss to be remote.

------------------------------------------------------
Report of Independent Auditors
------------------------------------------------------
To the Trustees of Managers AMG Funds and the Shareholders of
Systematic Value Fund:


In our opinion,the accompanying statement of assets and liabilities,including the schedule of portfolio investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly,in all material respects,the financial position of the Systematic Value
Fund (hereafter referred to as the "Fund "), at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements ")are the responsibility of the Fund 's management;our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29,2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 2004

------------------------------------------------------
Trustees and Officers
------------------------------------------------------
The Trustees and Officers of the Trust,their business addresses,principal occupations for the past five years and dates of birth are listed below.Unless otherwise noted,the address of each Trustee or Officer is the address of the Trust:
800 Connecticut Avenue,Norwalk,Connecticut 06854.

The Trustees hold office without limit in time except that (a)any Trustee may resign or retire;(b)any Trustee may be removed with or without cause by at least two-thirds of the number of Trustees remaining after such removal (provided that there shall not be fewer than 3 remaining Trustees); (c) shareholders may vote to remove a Trustee at a special meeting of shareholders held at the written request of shareholders of 10% or more of the outstanding shares of the Trust.

Independent Trustees
The following Trustees are not "interested persons "of the Trust within the meaning of the 1940 Act:




Name, Date of Birth,
Number of Funds Overseen 		Principal Occupation(s) During Past
in Fund Complex*			5 Years and Other Directorships Held by
					Trustee
------------------------		---------------------------------------
Jack W. Aber, 9/9/37			Professor of Finance,Boston University School of
* Trustee since 1999			Management (1972-Present);Trustee of Appleton
* Oversees 27 Funds in			Growth Fund (1 portfolio);Trustee of Third Avenue
  Fund Complex				Trust (4 portfolios);Trustee of Third Avenue Variable
					Trust (1 portfolio)

William E. Chapman, II,			President and Owner,Longboat Retirement Planning
9/23/41					Solutions (1998-Present);Hewitt Associates,LLC
 Trustee since 1999			(part time)(provider of Retirement and Investment
 Oversees 27 Funds in			Education Seminars);Interim Executive Vice President,
 Fund Complex				QuadraMed Corporation (2001); President Retirement
					Plans Group,Kemper Funds (1990-1998);Trustee of
					Bowdoin College (2002-Present); Trustee of Third
					Avenue Trust (4 portfolios); Trustee of Third Avenue
					Variable Trust (1 portfolio)

Edward J.Kaier,9/23/45			Partner,Hepburn,Willcox,Hamilton & Putnam
 Trustee since 1999			(1977-Present);Trustee of Third Avenue Trust (4
 Oversees 27 Funds in			portfolios);Trustee of Third Avenue Variable Trust
Fund Complex				(1 portfolio)

Eric Rakowski,6/5/58			Professor,University of California at Berkeley
 Trustee since 1999			School of Law (1990-Present);Visiting Professor,
 Oversees 27 Funds in			Harvard Law School (1998-1999);Trustee of
 Fund Complex				Third Avenue Trust (4 portfolios);Trustee of Third
					Avenue Variable Trust (1 portfolio)


*The Fund Complex consists of Managers AMG Funds,The
Managers Funds,Managers Trust I and Managers Trust II.


			17


------------------------------------------------------
Trustees and Officers (continued)
------------------------------------------------------

Interested Trustees
-------------------
The following Trustees are "interested persons" of the
Trust within the meaning of the 1940 Act. Mr.Healey is an
interested person of the Trust within the meaning of the
1940 Act by virtue of his positions with,and interest in
securities of,Affiliated Managers Group,Inc. Mr.Lebovitz is
an interested person of the Trust within the meaning of
the 1940 Act by virtue of his positions with The Managers
Funds LLC and Managers Distributors,Inc.





Name, Date of Birth,
Number of Funds Overseen 	Principal Occupation(s) During Past
in Fund Complex*		5 Years and Other Directorships Held by
				Trustee
------------------------	---------------------------------------
Sean M.Healey, 5/9/61		President and Chief Operating Officer, Affiliated
Trustee since 1999		Managers Group, Inc. (1999-Present); Director,
Oversees 27 Funds in		Affiliated Managers Group, Inc. (2001-Present);
Fund Complex			Executive Vice President, Affiliated Managers
				Group,Inc.(1995-1999);Vice President,Goldman,
				Sachs &Company (1987-1995);No other directorships
				held by trustee.

Peter M.Lebovitz,1/18/55	President and Chief Executive Officer,The Managers
 Trustee since 2002		Funds LLC (1999-Present);President,Managers
President since 1999		Distributors,Inc.(2000-Present);Director of
 Oversees 27 Funds in		Marketing,The Managers Funds,LP (1994-1999);
Fund Complex			Director of Marketing,Hyperion Capital Management,Inc.
				(1993-1994);Senior Vice President,
				Greenwich Asset Management,Inc.(1989-1993);
				No other directorships held by trustee.

------------------------------------------------------------------

*The Fund Complex consists of Managers AMG Funds, The
Managers Funds, Managers Trust I and Managers Trust II.


------------------------------------------------------
Trustees and Officers (continued)
------------------------------------------------------
Officers



Name, Date of Birth,
Position(s) Held With Fund
& Length of Time Served 	Principal Occupation(s) During Past 5 Years
---------------------------	-------------------------------------------
Galan G. Daukas, 10/24/63	Chief Operating Officer,The Managers Funds
* Chief Financial Officer	LLC,(2002-Present);Chief Financial Officer,The
since 2002			Managers Funds,Managers Trust I and Managers
				Trust II (2002-Present);Chief Operating Officer
				and Chairman of the Management Committee,
				Harbor Capital Management Co.,Inc.(2000-2002);
				Chief Operating Officer,Fleet Investment Advisors
				(1992-2000).

Donald S.Rumery,9/23/58
 Treasurer since 1999 		Director,Finance and Planning,The Managers
				Funds LLC,(1994-Present);Treasurer and Chief
				Financial Officer,Managers Distributors,Inc.
				(2000-Present);Treasurer and Secretary of Managers
				Trust I and Managers Trust II (2000-Present);
				Treasurer of The Managers Funds (1995-Present),
				Secretary of The Managers Funds (1997-Present).

John Kingston III,10/23/65
 Secretary since 1999 		Senior Vice President and General Counsel, Affiliated
				Managers Group,Inc. (2002-Present); Vice President and
				Associate General Counsel,Affiliated Managers
				Group,Inc.(1999-2002);Director and
				Secretary,Managers Distributors,Inc.(2000-Present);
				Served in a general counsel capacity, Morgan
				Stanley Dean Witter Investment Management,Inc.
				(1998-1999); Associate,Ropes and Gray (1994-
				1998).


[AMG Logo Omitted]

Managers AMG Funds

Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854

(203)299-3500 or (800) 835-3879

Subadvisor
----------
Systematic Financial Management,L.P.
300 Frank W. Burr Blvd.
Glenpointe East,7th Floor
Teaneck,New Jersey 07666

Custodian
---------
The Bank of New York
100 Church Street,10th Floor
New York,New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston,Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services,Inc.
attn:Managers AMG Funds
P.O.Box 8517
Boston,Massachusetts 02266-8517
(800)252-0682

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus. To receive a free copy of the Prospectus or the Statement of Additional Information or to request additional information about the Fund or other Managers Funds, please contact us by calling 1-800-835-3879 or by visiting our websites listed below. Distributed by Managers Distributors, Inc., member NASD.

www.managersamg.com
www.managersfunds.com

Item 2.  CODE OF ETHICS.
=====================================================================
Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
=====================================================================
Registrant's Board of Trustees has determined that independent Trustee Mr. Jack Aber qualifies as the Audit Committee Financial Expert. Mr. Aber is "independent" as such term is defined in Form N-CSR.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
=====================================================================
(a) Audit Fees.
---------------
For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PwC") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Systematic Value Fund (the "Fund") and for all funds in The Managers Funds Family of Funds Complex are shown in the table below.

	Fund 			2003(A)    2002(A)
				-------	   -------
Systematic Value Fund		$6,090 	     $71

All funds in The Managers Funds
 Family of Funds Complex
 audited by PwC 		$318,166   $281,165

(A) 	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.
-----------------------
In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the Fund that is reasonably related to the performance of the audit or review of the Fund's financial statements, but not reported as Audit Fees, are shown in the table below.

	Fund			2003(A),(B)	2002(A),(B)
	---------------------	-----------	-----------
	Systematic Value Fund	    $0 		     $0

(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Affiliated Managers Group, Inc. ("AMG") and entities controlling, controlled by, or under common control with AMG (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the Fund that are reasonably related to the performance of the audit or review of the Fund's financial statements, but not reported as Audit Fees, are shown in the table below.

	Billed By 	2003(A),(B) 	2002(A),(B)
	---------	-----------	-----------
	PwC 		     $0 	     $0

(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.
-------------
In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the Fund is shown in the table below.

	Fund			2003(A),(B)	2002(A),(B)
	---------------------	-----------	-----------
	Systematic Value Fund	  $1,253 	  $3,002

(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

	Billed By 	2003(A),(B) 	2002(A),(B)
	---------	-----------	-----------
	PwC 		     $0 	     $0

(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.
-------------------
In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the Fund is shown in the table below.

	Fund			2003(A),(B)	2002(A),(B)
	---------------------	-----------	-----------
	Systematic Value Fund	    $0 		    $12

(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Fund is shown in the table below.

	Billed By 	2003(A),(B) 	2002(A),(B)
	---------	-----------	-----------
	PwC 		     $0 	     $0

(A) 	Aggregate amounts may reflect rounding.
(B)		Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

(e)(1) 	Audit Committee Pre-Approval Policies and Procedures:
-------------------------------------------------------------
The Audit Committee has adopted pre-approval policies and procedures as follows: Before PwC is engaged to render audit or non-audit services, the engagement is approved by the Audit Committee. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve any other non-audit services to be performed by PwC involving fees of not more than $20,000, provided that the Chairman notifies members of the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.
(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
-------------------
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:
---------
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:
---------------
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Funds. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to PwC for the fiscal year ended February 29, 2004, the percentage of hours spent on the audit of the Funds' financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

	Fund 			2003
	--------------------	----
	Systematic Value Fund	 0%

(g) The following table sets forth the non-audit services provided by PwC to the Fund's advisers The Managers Funds and entities controlling, controlled by or under common control with The Managers Funds LLC that provide ongoing services to the Fund ("Control Affiliates") for the last two fiscal years.

		Audit-related fees(A)	  Tax fees (A)	All other fees (A)
		---------------------	--------------	------------------
                      2002	2003	  2002    2003	  2002    2003
		      ----	----	  ----	  ----	  ----	  ----
Control Affiliates     $0	    $0	     $0      $0      $0      $0



(A) 	Aggregate amounts may reflect rounding.

(h) The Trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and its related entities.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
=====================================================================
Not applicable.


Item 6. [RESERVED]
=====================================================================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
=====================================================================
Not applicable.


Item 8. [RESERVED]
=====================================================================

Item 9.  CONTROLS AND PROCEDURES.
=====================================================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
=====================================================================
(a)	Any code of ethics or amendments hereto.  Filed herewith.
(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.
(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.


				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	April 28, 2004
	--------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	April 28, 2004
	--------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	April 28, 2004
	--------------

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